Taxes on Income from Continuing Operations (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Current
Federal			$ 0	$ 0
State			0	0
Total Current			0	0
Deferred
Federal			372,064	(782,805)
State			54,715	(115,118)
Total Deferred			426,779	(897,923)
Provision for (benefit from) income taxes	$ 2,695,061	$ 203,847	$ 426,779	$ (897,923)